Result of the Year - Summary of Fair Value of Each Program and Inputs Used in Valuation models at Respective Grant Dates (Details) kr / shares in Units, kr in Thousands	1 Months Ended
	Dec. 31, 2020 DKK (kr) yr kr / shares	Oct. 31, 2020 DKK (kr) yr kr / shares	Sep. 30, 2020 DKK (kr) yr kr / shares	Aug. 31, 2020 DKK (kr) yr kr / shares	Aug. 31, 2019 DKK (kr) yr kr / shares	Apr. 30, 2018 DKK (kr) yr kr / shares
2020 LTIP
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value at the measurement date (DKK 000) | kr	kr 446	kr 4,464	kr 1,482	kr 44,126
Expected volatility (%)	45.90%	56.50%	56.10%	55.40%
Risk-free interest rate (%)	(0.66%)	(0.60%)	(0.59%)	(0.54%)
Expected life of awards (years) | yr	3.06	3.24	3.24	3.35
Weighted average share price (DKK) | kr / shares	kr 56.30	kr 68.50	kr 83.50	kr 90.10
2019 LTIP
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value at the measurement date (DKK 000) | kr					kr 6,214
Expected volatility (%)					51.80%
Risk-free interest rate (%)					(0.70%)
Expected life of awards (years) | yr					3.42
Weighted average share price (DKK) | kr / shares					kr 62.6
2017 LTIP
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value at the measurement date (DKK 000) | kr						kr 714
Expected volatility (%)						41.80%
Risk-free interest rate (%)						(0.28%)
Expected life of awards (years) | yr						3.58
Weighted average share price (DKK) | kr / shares						kr 67.5